UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
September 30, 2008

Shares	Description (1)	Value

	Common Stocks – 77.7%

	Aerospace & Defense – 1.5%

92,800	Thales S.A.	$4,683,123

	Automobiles – 0.1%

28,400	Tata Motors Limited	217,544

	Biotechnology – 2.7%

136,000	Amgen Inc., (2), (5)	8,060,720

	Capital Markets – 1.1%

195,615	UBS AG, (5)	3,431,087

	Commercial Banks – 0.5%

33,300	Bangkok Bank Public Company Limited, Foreign Reg	102,024
46,000	Bangkok Bank Public Company Limited, NVDR	140,514
68,900	Bank Hapoalim B.M.	216,350
74,100	Bank Leumi le-Israel B.M.	268,722
15,350	ICICI Bank Limited, ADR	361,032
1,019,500	Krung Thai Bank Public Company Limited	200,227
181,500	Metropolitan Bank & Trust Company	131,933

	Total Commercial Banks	1,420,802

	Commercial Services & Supplies – 2.9%

801,600	Allied Waste Industries, Inc., (2), (5)	8,905,776

	Communications Equipment – 1.2%

371,600	LM Ericsson Telefonaktiebolaget, (5)	3,504,188

	Construction Materials – 0.1%

42,600	Akcansa Cimento A.S.	131,179
3,900	Cemex S.A.B. de C.V., Sponsored ADR, (2)	67,158

	Total Construction Materials	198,337

	Containers & Packaging – 0.1%

236,600	Turk Sise ve Cam Fabrikalari S.A., (2)	285,287

	Diversified Telecommunication Services – 10.1%

4,855	Chunghwa Telecom Co., Ltd., Sponsored ADR, (2)	114,918
161,100	KT Corporation, Sponsored ADR, (5)	2,704,869
2,175	KT Corporation, (5)	75,103
903,200	Nippon Telegraph and Telephone Corporation, ADR, (5)	20,331,032
360,000	Sprint Nextel Corporation, (2), (5)	2,196,000
1,000	Telecom Egypt SAE, GDR, 144A	13,556
199,400	Telecom Egypt SAE	528,257
4,000,000	Telecom Italia S.p.A.	4,534,187

	Total Diversified Telecommunication Services	30,497,922

	Electric Utilities – 9.5%

78,000	Ameren Corporation, (5)	3,044,340
368,050	Centrais Electricas Brasileiras S.A., ADR Pref.	4,575,450
12,350	Centrais Electricas Brasileiras S.A., ADR	176,836
14,160	Huaneng Power International Inc.	376,939
234,600	IdaCorp, Inc., (5)	6,824,514
534,075	Korea Electric Power Corporation, Sponsored ADR	6,617,189
332,000	PNM Resources Inc.	3,399,680
85,000	Progress Energy, Inc., (5)	3,666,050

	Total Electric Utilities	28,680,998

	Energy Equipment & Services – 3.5%

501,000	BJ Services Company, (5)	9,584,130
20,000	Technip S.A., (5)	1,123,824

	Total Energy Equipment & Services	10,707,954

	Food Products – 7.5%

53,625	Cresud, Inc.	563,063
214,900	Gruma S.A.B de C.V.	442,120
20,550	Industries Bachoco S.A., Sponsored ADR	502,037
587,000	Smithfield Foods, Inc., (2), (5)	9,321,560
974,500	Tyson Foods, Inc., Class A, (5)	11,635,530

	Total Food Products	22,464,310

	Health Care Providers & Services – 1.0%

125,000	Health Net Inc., (2), (5)	2,950,000

	Household Products – 1.1%

125,000	KAO Corporation	3,352,189

	Internet Software & Services – 1.0%

140,000	eBay Inc., (2), (5)	3,133,200

	Marine – 0.3%

82,000	Stolt-Nielsen S.A.	973,079

	Media – 1.1%

125,000	Scholastic Corporation, (5)	3,210,000

	Metals & Mining – 16.5%

360,500	AngloGold Ashanti Limited, Sponsored ADR, (5)	8,327,550
740,000	Apex Silver Mines Limited, (2)	1,272,800
298,500	Barrick Gold Corporation, (5)	10,966,890
659,500	Crystallex International Corporation, (2)	534,195
29,300	First Uranium Corporation, (2)	93,881
131,200	Geovic Mining Corporation, (2)	85,063
514,450	Gold Fields Limited Sponsored ADR, (5)	4,933,576
4,550	Impala Platinum Holdings Limited	92,885
245,650	Ivanhoe Mines Ltd., (2), (5)	1,488,639
3,669,900	Lihir Gold Limited, (2)	7,455,321
2,715	Lonmin PLC	111,041
745,000	Minara Resources Limited	970,823
270,700	Newmont Mining Corporation, (5)	10,492,332
411,100	NovaGold Resources Inc., (2)	2,676,261
12,100	Silver Standard Resources, Inc., (2)	200,013

	Total Metals & Mining	49,701,270

	Oil, Gas & Consumable Fuels – 9.8%

10,050	Addax Petroleum Company	272,816
56,900	Arch Coal Inc., (5)	1,871,441
209,000	BP Amoco PLC, (5)	10,485,530
145,000	Cameco Corporation, (5)	3,234,950
35,000	Chevron Corporation, (5)	2,886,800
61,250	Petrobras Energia Participaciones S.A.	602,700
274,000	PetroChina Company Limited	284,438
2,845	PetroChina Company Limited, ADR	292,267
17,425	Petroleo Brasileiras S.A.	652,044
8,400	Royal Dutch Shell PLC, Class A, ADR, (5)	495,684
142,000	Royal Dutch Shell PLC, Class B, Sponsored ADR, (5)	8,106,780
6,750	S-Oil Corporation	388,801

	Total Oil, Gas & Consumable Fuels	29,574,251

	Paper & Forest Products – 0.6%

351,700	AbitibiBowater Inc., (2), (5)	1,361,079
73,200	Mondi PLC	341,636

	Total Paper & Forest Products	1,702,715

	Pharmaceuticals – 4.2%

174,500	AstraZeneca Group, (5)	7,657,060
48,100	Doctor Reddy’s Laboratories Limited, Sponsored ADR	536,315
395,000	Patheon Inc., (2)	1,299,037
90,200	Sanofi-Aventis, ADR	2,964,874
592,000	United Laboratories	193,809

	Total Pharmaceuticals	12,651,095

	Software – 0.6%

75,000	Microsoft Corporation, (5)	2,001,750

	Water Utilities – 0.2%

16,200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2)	459,270

	Wireless Telecommunication Services – 0.5%

10,350	NII Holdings Inc., Class B, (2)	392,472
700	SK Telecom Company Limited	119,821
25,250	SK Telecom Company Limited, ADR	475,205
17,400	TIM Participacoes S.A.	36,119
51,600	Turkcell Iletisim Hizmetleri A.S.	307,424
10,100	Turkcell Iletisim Hizmetleri A.S., ADR	151,399
11,300	Vivo Participacoes S.A., (2)	50,475

	Total Wireless Telecommunication Services	1,532,915

	Total Common Stocks (cost $310,740,487)	234,299,782

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 2.8%

	Communications Equipment – 2.8%

21,358	Lucent Technologies Capital Trust I	7.750%	B2	$8,329,620

	Total Convertible Preferred Securities (cost $22,014,415)			8,329,620

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 4.9%

	Residentials – 4.9%

$182	Fannie Mae Mortgage Pool 100195, (6)	5.40%	8/20/22	AAA	$183,824
282	Fannie Mae Mortgage Pool 2003-86 IL (I/O)	4.50%	4/25/13	AAA	29
202	Fannie Mae Mortgage Pool 357922	4.29%	3/01/34	AAA	203,794
32	Fannie Mae Mortgage Pool 708743	4.12%	6/01/33	AAA	32,322
68	Fannie Mae Mortgage Pool 713939	4.41%	4/01/33	AAA	68,566
704	Fannie Mae Mortgage Pool 816594	4.92%	2/01/35	AAA	702,603
26,167	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.50%	5/01/20	AAA	3,540,923
833	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.50%	3/25/18	AAA	74,036
1,648	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.50%	5/25/19	AAA	187,817
3,927	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.50%	8/25/25	AAA	1,096,494
3,251	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.00%	6/15/21	AAA	399,910
2,124	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	6.41%	1/01/33	AAA	2,161,226
101	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	5.81%	2/01/33	AAA	103,305
3,321	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.50%	8/15/17	AAA	244,270
991	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.50%	3/15/18	AAA	92,774
873	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI (I/O)	4.50%	2/15/19	AAA	99,869
2,969	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2627 BI (I/O)	5.00%	8/15/25	AAA	123,539
1,287	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.50%	1/15/19	AAA	142,601
319	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.50%	5/15/18	AAA	60,011
91	Federal Home Loan Mortgage Corporation, Pool 789045	5.76%	2/01/32	AAA	92,943
5,123	GNMA Mortgage Pool 081832	5.00%	1/20/37	AAA	5,202,527

54,495	Total Residentials				14,813,383

$54,495	Total Mortgage-Backed Securities (cost $15,526,833)				14,813,383

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 3.8%

	Auto Components – 0.4%

$1,463	Magna International Inc., Class A	6.500%	3/31/10	N/R	$1,381,413

	Health Care Providers & Services – 1.1%

5,129	Omnicare, Inc.	3.250%	12/15/35	B+	3,385,140

	Hotels, Restaurants & Leisure – 0.9%

1,900	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	2,668,212

	Metals & Mining – 1.4%

3,650	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	2,669,062
4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,467,200

8,130	Total Metals & Mining				4,136,262

$16,622	Total Convertible Bonds (cost $16,538,434)				11,571,027

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 7.9%

	Capital Markets – 0.2%

$3,979	Lehman Brothers Holdings Inc., Trust 00650, (7)	3.240%	7/26/21	B3	$517,270

	Electrical Equipment – 0.1%

322	UCAR Finance Inc.	10.250%	2/15/12	BB	333,270

	Household Products – 0.9%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B+	2,745,000

	Metals & Mining – 3.2%

8,300	MagIndustries Corporation	11.000%	12/14/12	N/R	7,753,263
2,000	Phelps Dodge Corporation	7.125%	11/01/27	Baa2	2,010,640

10,300	Total Metals & Mining				9,763,903

	Oil, Gas & Consumable Fuels – 1.9%

2,000	Ship Finance International Limited	8.500%	12/15/13	B+	1,950,000
3,750	USEC Inc.	6.750%	1/20/09	CCC	3,740,625

5,750	Total Oil, Gas & Consumable Fuels				5,690,625

	Paper & Forest Products – 0.3%

2,000	Bowater Inc.	9.500%	10/15/12	CCC+	780,000

	Road & Rail – 0.4%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,131,149

	Specialty Retail – 0.9%

3,450	Office Depot Inc.	6.250%	8/15/13	BB+	2,785,661

$29,801	Total Corporate Bonds (cost $28,390,933)				23,746,878

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 6.2%

$18,800	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $18,799,979, collateralized by $19,180,000 U.S. Treasury Bills, 0.000%, due 10/16/08, value $19,180,000	0.100%	10/01/08	$18,799,927

	Total Short-Term Investments (cost $18,799,927)			18,799,927

	Total Investments (cost $412,011,029) – 103.3%			311,560,617

Shares	Description (1)	Value

	Common Stocks Sold Short – (4.9)%

	Chemicals – (0.9)%

(50,500)	Sigma-Aldrich Corporation	$(2,647,210)

	Health Care Equipment & Supplies – (1.1)%

(25,700)	C. R. Bard, Inc.	(2,438,159)
(12,900)	Chattem Inc., (2)	(1,008,522)

	Total Health Care Equipment & Supplies	(3,446,681)

	Pharmaceuticals – (1.7)%

(87,500)	Abbott Laboratories	(5,038,250)

	Specialty Retail – (1.2)%

(17,700)	AutoZone, Inc., (2)	(2,183,118)
(45,800)	Urban Outfitters, Inc., (2)	(1,459,646)

	Total Specialty Retail	(3,642,764)

	Total Common Stocks Sold Short (proceeds $14,508,453)	(14,774,905)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written – (2.4)%

(1,333)	AbitibiBowater, Inc.	$(1,666,250)	1/17/09	$12.50	$(19,995)
(8,016)	Allied Waste Industries	(8,016,000)	1/17/09	10.00	(1,703,400)
(780)	Ameren Corporation	(3,510,000)	12/20/08	45.00	(17,550)
(1,360)	Amgen, Inc.	(7,480,000)	1/17/09	55.00	(1,067,600)
(1,913)	AngloGold Limited	(7,652,000)	1/17/09	40.00	(43,042)
(200)	Arch Coal Inc.	(1,000,000)	1/17/09	50.00	(30,000)
(369)	Arch Coal Inc.	(2,029,500)	1/17/09	55.00	(36,900)
(1,732)	AstraZeneca PLC	(8,660,000)	1/17/09	50.00	(194,850)
(2,985)	Barrick Gold Corporation	(14,925,000)	1/17/09	50.00	(402,975)
(5,010)	BJ Services Company	(11,272,500)	1/17/09	22.50	(576,150)
(2,090)	BP Amoco, PLC	(14,630,000)	1/17/09	70.00	(41,800)
(800)	Cameco Corporation	(2,800,000)	1/17/09	35.00	(32,000)
(650)	Cameco Corporation	(1,950,000)	3/21/09	30.00	(89,375)
(350)	Chevron Corporation	(2,975,000)	1/17/09	85.00	(182,000)
(1,400)	eBay, Inc.	(4,200,000)	1/17/09	30.00	(39,900)
(2,314)	Gold Fields Limited	(3,471,000)	1/17/09	15.00	(104,130)
(620)	Health Net Inc.	(1,860,000)	10/18/08	30.00	(9,300)
(630)	Health Net Inc.	(1,575,000)	1/17/09	25.00	(119,700)
(2,346)	IdaCorp, Inc.	(7,038,000)	11/22/08	30.00	(117,300)
(2,000)	Ivanhoe Mines Ltd.	(2,500,000)	1/17/09	12.50	(40,000)
(1,262)	KT Corporation	(2,839,500)	1/17/09	22.50	(107,270)
(3,716)	LM Ericsson Telephone Company	(4,180,500)	1/17/09	11.25	(185,800)
(750)	Microsoft Corporation	(2,625,000)	1/17/09	35.00	(10,500)
(2,707)	Newmont Mining Corporation	(13,535,000)	1/17/09	50.00	(407,404)
(9,032)	Nippon Telegraph & Telephone Corporation	(22,580,000)	12/20/08	25.00	(338,700)
(850)	Progress Energy, Inc.	(3,400,000)	1/17/09	40.00	(314,500)
(1,065)	Royal Dutch Shell PLC	(7,987,500)	1/17/09	75.00	(106,500)
(40)	Scholastic Corporation	(120,000)	3/21/09	30.00	(4,700)
(3,100)	Smithfield Foods Inc.	(9,300,000)	1/17/09	30.00	(108,500)
(3,600)	Sprint Nextel Corporation	(2,880,000)	2/21/09	8.00	(180,000)
(200)	Technip S.A.	(1,200,000)	12/20/08	60.00	(2,534)
(7,923)	Tyson Foods Inc.	(11,884,500)	1/17/09	15.00	(514,995)
(1,822)	Tyson Foods Inc.	(3,188,500)	1/17/09	17.50	(36,440)
(500)	UBS AG	(1,500,000)	1/17/09	30.00	(16,250)
(880)	UBS AG	(3,520,000)	1/17/09	40.00	(17,600)

(74,345)	Total Call Options Written (premiums received $20,533,218)	(199,950,750)			(7,219,660)

	Other Assets Less Liabilities – 4.0%				11,918,177

	Net Assets – 100%				$301,484,229

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Investment has been pledged as collateral to cover call options written.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board of Trustees.

(7)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

N/R	Not rated.

I/O	Interest only security.

Foreign Reg	Foreign ownership limit is 25% of total shares outstanding.

NVDR	Non-Voting Depository Receipt.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$223,259,316	$88,117,477	$183,824	$311,560,617
Securities sold short	(14,774,905)	—	—	(14,774,905)
Call options written	(7,219,660)	—	—	(7,219,660)

Total	$201,264,751	$88,117,477	$183,824	$289,566,052

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance as of December 31, 2007	$8,346,887
Gains (losses):
Net realized gains (losses)	1,274,470
Net change in unrealized appreciation (depreciation)	(36,416)
Net purchases at cost (sales at proceeds)	(1,906,883)
Net discounts (premiums)	75,204
Net transfers in to (out of) at end of period fair value	(7,569,438)

Balance as of September 30, 2008	$183,824

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies, the treatment of paydown gains and losses, recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments (excluding proceeds received on securities sold short and call options written) was $410,633,093.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$3,170,958
Depreciation	(102,243,434)

Net unrealized appreciation (depreciation) of investments	$(99,072,476)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Nuveen Global Value Opportunities Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.